Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES
12.	LEASES

As a lessee

The Group occupies most of its office premises and certain AI and mining datacenters under lease arrangements, which generally have an initial lease term between two to thirty years. Lease contracts are typically made for fixed periods but may have extension options. Any extension options in these leases have not been included in the lease liabilities unless the Group is reasonably certain to exercise the extension option. In addition, periods after termination options are only included in the lease term if the lease is reasonably certain not to be terminated. The Group does not have an option to purchase these leased assets at the expiration of the lease periods.

Lease cost recognized in net income is summarized as follows:

	Periods ended June 30,
In thousands of USD	2026	2025
Operating lease cost	9,496	8,153
Expenses relating to variable payment leases	-	76
Expenses relating to short-term leases	893	111
Total	10,389	8,340

Other information about lease amounts recognized in the consolidated financial statements is as follows:

	At June 30,	At December 31,
	2026	2025
Weighted-average remaining lease term – operating leases	8.1 years	8.2 years
Weighted-average discount rate – operating leases	4.9%	4.8%

Supplemental information related to the Group’s leases were as follows:

	Periods ended June 30,
In thousands of USD	2026	2025
Cash paid for operating leases	7,869	5,852

Future lease payments under operating leases as of June 30, 2026 were as follows:

At June 30,
In thousands of USD	2026
Second half of 2026	8,832
2027	18,611
2028	18,385
2029	18,103
2030	17,040
Thereafter	52,050
Total undiscounted cash flows	133,021
Less: imputed interest	(22,425)
Present value of operating lease liabilities	110,596
Less: current obligation	(13,065)
Long-term obligation at June 30, 2026	97,531

As a lessor

The Group leases the buildings and related facilities (classified as property, plant and equipment) that it constructs on leased land to its customers under operating leases for terms ranging from one to twelve years, with an option to extend for an additional lease term. The lease contracts contain market review clauses in the event that the lessees exercise their options to extend. The lessees do not have bargain purchase options to acquire the leased assets at the expiry of the lease term.

The lease income relating to lease payments were as follows:

	Periods ended June 30,
In thousands of USD	2026	2025
Lease income	2,225	1,848

The maturity analysis of lease payments receivable under operating leases of the buildings and related facilities was as follows:

In thousands of USD	At June 30, 2026
Second half of 2026	2,188
2027	4,329
2028	4,275
2029	4,207
2030	2,941
2031	2,250
2032	764
Total undiscounted cash flows	20,954